Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
5.	Goodwill and Intangible Assets

As of March 31, 2025 and December 31, 2024, the HWN reporting unit had goodwill of $382,750 and the SVC reporting unit had goodwill of $222,834, all respectively.

Intangible assets as of March 31, 2025 and December 31, 2024 consisted of the following:

	Cost	Accumulated Amortization	Net carrying value at March 31, 2025	Net carrying value at December 31, 2024
Customer relationship and lists	$3,885,679	$(1,403,819)	$2,481,860	$2,589,035
Trade names	554,067	(200,599)	353,468	368,804
Total intangible assets	$4,439,746	$(1,604,418)	$2,835,328	$2,957,839

During the three months ended March 31, 2025 and 2024, the Company recorded amortization expense of $122,511 and $125,692, respectively.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2025	$321,494
2026	444,005
2027	444,005
2028	444,005
Thereafter	1,181,819
Total	$2,835,328

5. Goodwill and Intangible Assets

Goodwill by each reporting unit consisted of the following:

	HWN	SVC	Total
Balance at December 31, 2022	$1,732,431	$3,673,888	$5,406,319
Impairment charges	-	(2,243,820)	(2,243,820)
Balance at December 31, 2023	1,732,431	1,430,068	3,162,499
Impairment charges	-	(1,207,234)	(1,207,234)
Disposal of subsidiary	(1,349,681)	-	(1,349,681)
Balance at December 31, 2024	$382,750	$222,834	$605,584

During the years ended December 31, 2024 and 2023, the Company recorded goodwill impairment charges of $1,207,234 and $2,243,820, respectively.

Intangible assets as of December 31, 2024 and 2023 consisted of the following:

	Cost	Accumulated Amortization	Net carrying value at December 31, 2024	Net carrying value at December 31, 2023
Customer relationship and lists	$3,885,679	$(1,296,644)	$2,589,035	$3,007,702
Trade names	554,067	(185,263)	368,804	612,554
Total intangible assets	$4,439,746	$(1,481,907)	$2,957,839	$3,620,256

During the years ended December 31, 2024 and 2023, the Company recorded amortization expense of $478,527 and $679,503, respectively.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2025	$444,005
2026	444,005
2027	444,005
2028	444,005
Thereafter	1,181,819
Total	$2,957,839